Unaudited interim condensed consolidated statements of financial position - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Noncurrent assets
Intangible assets	€ 16,405	€ 14,145
Property, plant and equipment	13,585	8,376
Right-of-use assets	23,915	24,932
Other assets	1,953	1,948
Non-current assets	55,858	49,401
Current assets
Inventories	7,291	1,809
Trade receivables and contract assets	25,787	16,593
Other assets	4,055	8,612
Cash and cash equivalents	28,748	41,095
Current assets	65,881	68,109
Total assets	121,739	117,510
Equity
Issued capital	2,653	2,383
Capital reserve	122,801	98,099
Retained earnings and other reserves	(66,073)	(40,622)
Noncontrolling interests	(26)	(938)
Equity	59,355	58,922
Noncurrent liabilities
Noncurrent loans	501	1,578
Lease liabilities	18,052	18,069
Deferred tax liabilities	219
Government grants	9,296	9,941
Non-current liabilities	28,068	29,588
Current liabilities
Government grants	1,350	1,348
Current loans	4,619	3,688
Lease liabilities	3,295	3,635
Trade payables	12,052	8,554
Other liabilities	13,000	11,775
Current liabilities	34,316	29,000
Equity and liabilities	€ 121,739	€ 117,510